Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Statement [Line Items]
Net Income	$ 5,097	[1]	$ 5,758	$ 5,453
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) in the year	(81)		(72)	(65)
Other comprehensive income net of tax OCI debt financial assets	329		340	(316)
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the year	1,513		1,444	(1,228)
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges	(47)		143	336
Other comprehensive income net of tax cash flow hedges	1,466		1,587	(892)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations	373		(11)	417
Unrealized (losses) on hedges of net foreign operations	(96)		(13)	(155)
Other comprehensive income, net of taxes, translation of net foreign operations	277		(24)	262
Items that will not be reclassified to net income
Gains (losses) on remeasurement of pension and other employee future benefit plans	(255)		(552)	261
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(28)		75	(24)
Unrealized gains on fair value through OCI equity securities arising during the year			1
Items that will not be reclassified to net income	(283)		(476)	237
Other Comprehensive Income (Loss), net of taxes	1,789		1,427	(709)
Total Comprehensive Income	6,886		7,185	4,744
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the year	$ 410		$ 412	$ (251)

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.